RECENT ACCOUNTING PRONOUNCEMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Changes and Error Corrections [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles
ASC 606 has been applied to those contracts that were not completed at the date of initial application. The cumulative effect of the adjustments made to our Consolidated Financial Statements at January 1, 2018 from the adoption of ASC 606 was as follows:

Consolidated Balance Sheet

(in thousands of $)	December 31, 2017	Adjustments for ASC 606	January 1, 2018
Assets
Voyages in progress	38,254	(20,303)	17,951
Other current assets	13	3,071	3,084
Liabilities
Accrued expenses	38,809	(601)	38,208
Equity
Accumulated deficit	(272,503)	(16,631)	(289,134)

The impact of the adoption of ASC 606 on our consolidated balance sheets, consolidated income statements of operations and consolidated statements of cash flow for 2018 were as follows:

Consolidated Balance Sheet

	Balance at December 31, 2018
(in thousands of $)	As reported	Adjustments for ASC 606	Balance without ASC 606
Assets
Voyages in progress	59,437	(31,850)	91,287
Other current assets	5,359	5,410	(51)
Liabilities
Accrued expenses	37,031	(959)	37,990
Equity
Accumulated deficit	(295,118)	(25,481)	(269,637)

Consolidated Income Statement

	For the period ended December 31, 2018
(in thousands of $)	As reported	Adjustments for ASC 606	Balance without ASC 606
			—
Voyage charter revenues	690,901	(11,548)	702,449
Voyage expenses and commission	377,772	(2,698)	380,470
Net (loss) income	(8,398)	(8,850)	452

Basic and diluted loss per share attributable to the Company	(0.05)	0.05	—

Consolidated Statement of Cash Flows

	For the period ended December 31, 2018
(in thousands of $)	As reported	Adjustments for ASC 606	Balance without ASC 606
Net loss	(8,398)	(8,850)	452
Change in operating assets and liabilities	(38,695)	8,850	(47,545)
Net cash provided by operating activities	46,171	—	46,171

In accordance with ASC 606, we have applied the practical expedient not to disclose the aggregate amount of the transaction price allocated to the remaining performance obligations, or when the Company expects to recognize this as revenue for these contracts given that the original expected contract duration is less than one year. In accordance with ASC 606, we have applied the available exemptions not to disclose the nature of performance obligations and the remaining duration of performance obligations.

Time charter contracts are considered operating leases and therefore do not fall under the scope of ASC 606 because (i) the vessel is an identifiable asset (ii) we do not have substantive substitution rights and (iii) the charterer has the right to control the use of the vessel during the term of the contract and derives the economic benefits from such use. Time charter contracts and other contracts considered to be leases continue to be accounted as operating leases in accordance with ASC 840 Leases up until December 31, 2018 and under ASC 842 leases thereafter and related interpretations. The implementation of the new revenue standard therefore did not have an effect on income recognition from such contracts or on the lease component from such contracts.

ASU 2016-01 (Financial instruments)
In January 2016, the FASB issued ASU 2016-01 Financial instruments, Overall (Subtopic 825-10), Recognition and Measurement of Financial Assets and Financial Liabilities. The amendments in this update require all equity investments to be measured at fair value with changes in the fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee). The amendments in this update also require an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. In addition, the amendments in this update eliminate the requirement to disclose the fair value of financial instruments measured at amortized cost for entities that are not public business entities and the requirement for to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet for public business entities. As a result of the adoption of the standard, we present the change in the fair value of our marketable equity securities in our consolidated statements of operations. In our opening balance at January 1, 2018, we recognized a decrease of $2.9 million in accumulated deficit. In 2018, we recognized a mark to market loss of $3.5 million of these equity securities.

ASU 2016-15 Statement of cash flows (Topic 230)
In August 2016, the FASB issued ASU No. 2016-15, Statement of cash flows (Topic 230): Classification of certain cash receipts and cash payments. This ASU addresses the following eight specific cash flow issues: Debt prepayment or debt extinguishment costs; settlement of zero-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing; contingent consideration payments made after a business combination; proceeds from the settlement of insurance claims; proceeds from the settlement of corporate-owned life insurance policies (COLIs) (including bank-owned life insurance policies (BOLIs)); distributions received from equity method investees;
beneficial interests in securitization transactions; and separately identifiable cash flows and application of the predominance principle. When a reporting entity applies the equity method of accounting to an investment it should make a policy election to classify distributions received from the equity method investee as follows:

• Cumulative earnings approach - distributions received are considered returns on investment and classified as cash inflows from operating activities unless the investor's cumulative distributions received in prior periods exceed the cumulative equity in earnings of the investee. when such an excess occurs the current period distribution up to this excess should be classified as a cash inflow from investing activity.

• Nature of distribution approach - distributions received should be classified based on the nature of the activity of the investee that generated the distribution as either a return of investments (cash inflow from investing activity) or a return on investment (cash inflow from operating activities)

The amendments in this Update were applied using a retrospective transition method to each period presented. The adoption of this update, on January 1, 2018, did not have a significant impact on these consolidated financial statements.

ASU 2016-16 Statement of cash flows (Topic 230)
In November 2016, the FASB issued ASU No. 2016-18, Statement of cash flows (Topic 230): Restricted Cash. The new standard requires that the statement of cash flows explains the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. The amendments in this Update were applied using a retrospective transition method to each period presented. As a result of the adoption of the standard, we have classified restricted cash as a component of cash, cash equivalents and restricted cash in the consolidated statements of cash flows for all periods presented. In the beginning of period 2018 balance, restricted cash of $1.4 million has been aggregated with cash and cash equivalents in the beginning of period line item at the bottom of the statements of cash flows for the period presented. The adoption of this Update, on January 1, 2018, did not have a significant impact on these consolidated financial statements.

ASU 2017-09 Compensation-Stock Compensation (Topic 718)
In May 2017, the FASB issued ASU 2017-09, Compensation-Stock Compensation (Topic 718): Scope of Modification Accounting. The update provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic 718. The amendments in this Update did not have a material impact on our consolidated financial statements and related disclosures upon adoption, on January 1, 2018.